Transactions with Related Parties - Schedule of Loans from Related Parties (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 551,541	$ 552,426
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	501,401	502,205
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 50,140	$ 50,221